Subsequent events - Vodafone Idea rights issue (Details) € in Millions, ₨ in Billions	May 08, 2019 INR (₨)	May 08, 2019 EUR (€)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 EUR (€)	Apr. 01, 2018 EUR (€)	Mar. 31, 2018 EUR (€)	Jan. 04, 2018 EUR (€)	Mar. 31, 2017 EUR (€)	Mar. 31, 2016 EUR (€)
Subsequent events
Equity				€ 63,445	€ 70,943	€ 68,607	€ 2,464	€ 73,719	€ 85,136
Vodafone Idea
Subsequent events
Equity	₨ 250	€ 3,200
Investments in joint ventures accounted for using equity method			₨ 110	€ 1,400